Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Breakdown and Changes in Provisions Whose Unfavorable Outcome is Probable

Breakdown of and changes in provisions whose unfavorable outcome is probable are as follows:

	Labor		Civil		Tax		Total
	BRL		BRL		BRL		BRL
As of December 31, 2016	R$	492	R$	1,230	R$	3,455	R$	5,177
Additions, net of reversals		383		3,039		7,222		10,644
Payments		(52)		(3,246)		—		(3,298)

As of December 31, 2017	R$	823	R$	1,023	R$	10,677	R$	12,523

	Labor		Civil		Tax		Total		Total
	BRL		BRL		BRL		BRL		USD
As of December 31, 2017	R$	823	R$	1,023	R$	10,677	R$	12,523	U$	3,232
Additions, net of reversals		(135)		5,550		6,114		11,529		2,975
Payments		(190)		(3,927)		0		(4,117)		(1,062)

As of December 31, 2018	R$	498	R$	2,646	R$	16,791	R$	19,935	U$	5,145

Summary of Judicial Deposits Amounts Accrue Interest

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
VAT taxes Brazil (PIS and COFINS)[1]	R$	94,909	R$	101,971	US$	26,316
PIS and COFINS on financial income[1]		2,558		3,319		857
Tax on manufactured products (IPI)[2]		7,489		12,576		3,246
Other		1,958		1,851		477

Total judicial deposits		106,914		119,717		30,896

(1)	Contribution tax on gross revenue for social integration program (PIS) and social security financing (COFINS):

The Company is involved in disputes related to:

i)

Exclusion of VAT tax (ICMS) from PIS and COFINS calculation basis, which started in November 2014. On March 15, 2017, the Brazilian Federal Supreme Court decided for the unconstitutionality of considering the inclusion of the VAT tax (ICMS) from PIS and COFINS calculations basis. Based on this decision, the Company’s lawyers assessed the likelihood of losing this legal dispute as remote as of December 31, 2017 and 2018. Since August 2017, the Brazilian tax authority has ceased the obligation to make the judicial deposit. The Company is currently waiting the court to define which procedures are necessary to refund the judicial deposit.

ii)	A constitutional challenge on the imposition of PIS and COFINS on financial income.

(2)	Tax on manufactured products (IPI)